Mainland China contribution plan and profit appropriation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 JingAo Solar Co., Ltd. CNY	Dec. 31, 2012 Shanghai JA Solar Technology Co., Ltd. USD ($)	Dec. 31, 2012 Shanghai JA Solar PV Technology Co., Ltd. USD ($)	Dec. 31, 2012 JA Solar Technology Yangzhou Co., Ltd. USD ($)	Dec. 31, 2012 Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. USD ($)	Dec. 31, 2012 JA Solar Yangzhou R&D Co., Ltd. CNY	Dec. 31, 2012 JA Yangzhou PV Technology Co., Ltd. USD ($)	Dec. 31, 2012 Shanghai Jinglong Solar Technology Co., Ltd. CNY	Dec. 31, 2012 Donghai JA Solar Technology Co., Ltd. CNY	Dec. 31, 2012 JA (Hefei) Renewable Energy Co., Ltd. USD ($)	Dec. 31, 2012 Hefei JA Solar Technology Co., Ltd. CNY	Dec. 31, 2012 Solar Silicon Valley Electronic Science and Technology Co., Ltd. USD ($)	Dec. 31, 2011 PRC subsidiaries CNY	Dec. 31, 2010 PRC subsidiaries CNY	Dec. 31, 2012 Dunhuang JA Solar Power Development Co., Ltd CNY
China Contribution Plan
Total contribution for employee benefit plan under China contribution plan	95,929	72,677	39,069
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Mainland China contribution plan and profit appropriation
Restricted net assets	5,038,415															22,815	186,284
Reversal of common statutory reserve fund due to an adjustment related to income tax filing difference	3,654
Paid-in-capital amounts unavailable for distribution as nominal dividend				1,000,000	$ 80,000	$ 20,000	$ 260,000	$ 88,000	50,000	$ 10,000	180,000	50,000	$ 15,000	1,440,000	$ 36,986			3,000